ACCOUNTS PAYABLE AND OTHERS (Tables)	12 Months Ended
Dec. 31, 2025
ACCOUNTS PAYABLE AND OTHERS
Schedule of accounts payable and others

	December 31, 2025	December 31, 2024
	$	$
Trade payable and accrued liabilities	8,041	10,929
Wages and benefits liabilities	2,441	2,713
Accounts payable and others	10,482	13,642